Derivative Instruments and Other Hedging Activities - Schedule of Outstanding Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Derivatives
Derivative Asset	$ 38,886	$ 30,486
Derivative Liability	30,209	25,002
Notional Amount of Derivatives
Derivative assets	1,565,509	1,255,277
Derivative liabilities	1,528,184	993,274
Designated as Hedging Instruments
Fair Value of Derivatives
Derivative Asset	0	58
Derivative Liability	525	0
Notional Amount of Derivatives
Derivative assets	0	108,500
Derivative liabilities	108,500	0
Designated as Hedging Instruments | Interest rate contracts
Notional Amount of Derivatives
Derivative assets	0	108,500
Derivative liabilities	108,500	0
Designated as Hedging Instruments | Interest rate contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	0	58
Designated as Hedging Instruments | Interest rate contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	525	0
Not Designated as Hedging Instruments
Notional Amount of Derivatives
Derivative assets	1,565,509	1,146,777
Derivative liabilities	1,419,684	993,274
Not Designated as Hedging Instruments | Other Assets
Fair Value of Derivatives
Derivative Asset	38,886	30,428
Not Designated as Hedging Instruments | Other Liabilities
Fair Value of Derivatives
Derivative Liability	29,684	25,002
Not Designated as Hedging Instruments | Interest rate contracts
Notional Amount of Derivatives
Derivative assets	1,033,955	590,334
Derivative liabilities	1,033,955	590,334
Not Designated as Hedging Instruments | Interest rate contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	20,719	18,077
Not Designated as Hedging Instruments | Interest rate contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	20,719	18,077
Not Designated as Hedging Instruments | Foreign exchange contracts
Notional Amount of Derivatives
Derivative assets	4,474	4,392
Derivative liabilities	4,474	4,392
Not Designated as Hedging Instruments | Foreign exchange contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	27	156
Not Designated as Hedging Instruments | Foreign exchange contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	26	134
Not Designated as Hedging Instruments | Forward sales contracts
Notional Amount of Derivatives
Derivative assets	229,181	223,841
Derivative liabilities	120,567	173,430
Not Designated as Hedging Instruments | Forward sales contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	6,014	1,588
Not Designated as Hedging Instruments | Forward sales contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	794	474
Not Designated as Hedging Instruments | Written and purchased options
Notional Amount of Derivatives
Derivative assets	289,115	328,210
Derivative liabilities	154,170	181,949
Not Designated as Hedging Instruments | Written and purchased options | Other Assets
Fair Value of Derivatives
Derivative Asset	12,125	10,607
Not Designated as Hedging Instruments | Written and purchased options | Other Liabilities
Fair Value of Derivatives
Derivative Liability	8,098	6,254
Not Designated as Hedging Instruments | Other contracts
Notional Amount of Derivatives
Derivative assets	8,784	0
Derivative liabilities	106,518	43,169
Not Designated as Hedging Instruments | Other contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	1	0
Not Designated as Hedging Instruments | Other contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	$ 47	$ 63